ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities [Abstract]
Directors’ fees	$ 27	$ 28
Manufacturing and trials expenses	1,730	1,730
Advisors and legal expenses	120	110
Accrued expenses	$ 1,877	$ 1,868